Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Supplemental Balance Sheet Information	Supplemental balance sheet information related to leases is as follows:

	As of December 31,
(In $ millions)	2024	2023
Operating leases right-of-use assets	1.2	1.6
Current operating lease liabilities	0.4	0.5
Non-current operating lease liabilities	0.8	1.1

Components of Lease Cost	Components of lease expenses are comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023
Operating lease expense	15.2	12.5
Total operating lease expense	15.2	12.5

Schedule of future minimum leases payments under non cancellable operating leases
The future minimum leases payments under the Company's non-cancellable operating leases as at December 31, 2024 are as follows:

(In $ millions)
2024	0.6
2025	0.3
2026	0.3
2027	0.3
Thereafter	—
Total Minimum Lease Payments	1.5
Less: Imputed interest	(0.3)
Present value of operating liabilities	1.2

Schedule of minimum future revenues to be received
The minimum future revenues to be received under the Company's operating leases on its jack-up rigs as of December 31, 2024, are as follows:

(In $ millions)	December 31, 2024
2025	106.9
Total minimum contractual future revenues	106.9